LIQUIDITY, CAPITAL RESOURCES AND SUBSEQUENT EVENTS - Schedule of Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Liquidity And Capital Resources [Line Items]
Borrowings	$ 1,059.6	$ 966.9	$ 1,135.4
Total
Liquidity And Capital Resources [Line Items]
Borrowings	545.3	493.0	718.8
Syndicated Facilities 2023
Liquidity And Capital Resources [Line Items]
Borrowings	224.0	0.0	0.0
Syndicated Facilities 2020
Liquidity And Capital Resources [Line Items]
Borrowings	0.0	143.8	279.4
Danish Ship Finance Facility 2020
Liquidity And Capital Resources [Line Items]
Borrowings	192.6	201.8	221.9
ING Facility 2023
Liquidity And Capital Resources [Line Items]
Borrowings	57.9	0.0	0.0
HCOB Facility 2023
Liquidity And Capital Resources [Line Items]
Borrowings	31.2	0.0	0.0
HCOB Facilities 2020-2021
Liquidity And Capital Resources [Line Items]
Borrowings	0.0	63.5	110.7
KfW Facility 2019
Liquidity And Capital Resources [Line Items]
Borrowings	34.8	37.9	40.9
CEXIM 2016
Liquidity And Capital Resources [Line Items]
Borrowings	0.0	41.1	44.9
Other credit facilities
Liquidity And Capital Resources [Line Items]
Borrowings	4.8	4.9	0.0
Sale and leaseback transaction prepayment
Liquidity And Capital Resources [Line Items]
Borrowings	$ 0.0	$ 0.0	$ 21.0